Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Funds Trust
Entity Central Index Key	0001111565
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000000939 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Massachusetts Intermediate Municipal Bond Fund
Class Name	Investor Shares
Trading Symbol	MMBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Massachusetts Intermediate Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$87	0.87%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Investor Shares returned 0.98%.
  In comparison, the S&P Municipal Bond Investment Grade Intermediate Index (the “Index”) returned 2.12% for the same period.
What affected the Fund’s performance?
  Front-end muni yields rallied on moderating inflation and rate-cuts expectations. Heavy new issue supply pressured longer maturities, contributing to the yield curve’s bear steepening 10 years and longer.
  An overweight to lower-rated credits (A and BBB) bolstered relative performance. From a sector perspective, housing and IDR/PCR credits were also positive contributors.
  Longer-maturity exposure beyond the Index (15 years and longer) was the most significant detractor from relative returns. Longer-duration positioning in AAA-rated credits and tax-supported credits also detracted.
  Issue-specific headwinds in Massachusetts higher education holdings detracted as spreads widened during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Investor Shares to a hypothetical investment of $10,000 made in each of the S&P Municipal Bond Index (a broad-based index) and S&P Municipal Bond Investment Grade Intermediate Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Investor Shares	0.98%	0.48%	1.70%
S&P Municipal Bond Index (broad-based index)	0.44%	0.65%	2.28%
S&P Municipal Bond Investment Grade Intermediate Index	2.12%	0.78%	2.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/us/en/intermediary/products/bny-mellon.html.
Net Assets	$ 121,000,000
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 463,502
Investment Company Portfolio Turnover	48.39%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$121	109	$463,502	48.39%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/25 ) Sector Allocation (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective October 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to a sub-investment advisory agreement between the Adviser and INA. For more information, please refer to the supplement filed September 17, 2025.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on September 17, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on September 17, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
C000000938 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Massachusetts Intermediate Municipal Bond Fund
Class Name	Class M
Trading Symbol	MMBMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Massachusetts Intermediate Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$62	0.62%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class M shares returned 1.31%.
  In comparison, the S&P Municipal Bond Investment Grade Intermediate Index (the “Index”) returned 2.12% for the same period.
What affected the Fund’s performance?
  Front-end muni yields rallied on moderating inflation and rate-cuts expectations. Heavy new issue supply pressured longer maturities, contributing to the yield curve’s bear steepening 10 years and longer.
  An overweight to lower-rated credits (A and BBB) bolstered relative performance. From a sector perspective, housing and IDR/PCR credits were also positive contributors.
  Longer-maturity exposure beyond the Index (15 years and longer) was the most significant detractor from relative returns. Longer-duration positioning in AAA-rated credits and tax-supported credits also detracted.
  Issue-specific headwinds in Massachusetts higher education holdings detracted as spreads widened during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in each of the S&P Municipal Bond Index (a broad-based index) and S&P Municipal Bond Investment Grade Intermediate Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class M	1.31%	0.75%	1.96%
S&P Municipal Bond Index (broad-based index)	0.44%	0.65%	2.28%
S&P Municipal Bond Investment Grade Intermediate Index	2.12%	0.78%	2.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/us/en/intermediary/products/bny-mellon.html.
Net Assets	$ 121,000,000
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 463,502
Investment Company Portfolio Turnover	48.39%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$121	109	$463,502	48.39%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/25 ) Sector Allocation (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective October 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to a sub-investment advisory agreement between the Adviser and INA. For more information, please refer to the supplement filed September 17, 2025.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on September 17, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on September 17, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
C000000943 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon National Intermediate Municipal Bond Fund
Class Name	Class M
Trading Symbol	MPNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon National Intermediate Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$53	0.53%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class M shares returned 1.71%.
  In comparison, the S&P Municipal Bond Investment Grade Intermediate Index (the “Index”) returned 2.12% for the same period.
What affected the Fund’s performance?
  Front-end muni yields rallied on moderating inflation and rate-cuts expectations. Heavy new issue supply pressured longer maturities, contributing to the yield curve’s bear steepening 10 years and longer.
  An overweight to lower-rated credits (A and BBB) bolstered relative performance. From a sector perspective, transportation and IDR/PCR credits were also positive contributors.
  Longer-maturity exposure beyond the Index (15 years and longer) was the most significant detractor from relative returns. Longer-duration positioning in tax-supported credits also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in each of the S&P Municipal Bond Index (a broad-based index) and S&P Municipal Bond Investment Grade Intermediate Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class M	1.71%	0.82%	2.11%
S&P Municipal Bond Index (broad-based index)	0.44%	0.65%	2.28%
S&P Municipal Bond Investment Grade Intermediate Index	2.12%	0.78%	2.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/us/en/intermediary/products/bny-mellon.html.
Net Assets	$ 1,760,000,000
Holdings Count | Holding	546
Advisory Fees Paid, Amount	$ 6,035,981
Investment Company Portfolio Turnover	66.38%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,760	546	$6,035,981	66.38%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/25 ) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  The Board of Trustees of BNY Mellon Funds Trust (the “Trust”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of BNY Mellon National Intermediate Municipal Bond Fund (the “Fund”), and BNY Mellon ETF Trust II, on behalf of BNY Mellon Municipal Intermediate ETF (the “Acquiring ETF”). If approved by Fund shareholders, the Fund, which is currently operated as a mutual fund, will be converted into an exchange-traded fund (“ETF”) through its reorganization with and into the Acquiring ETF. Accordingly, if the reorganization is approved by Fund shareholders, the Fund will transfer its assets to the Acquiring ETF, in exchange for whole shares of the Acquiring ETF and the assumption by the Acquiring ETF of the Fund’s liabilities. If shareholders approve the Reorganizations, each Fund is expected to be converted from a mutual fund to an ETF on or about January 9, 2026. For more information, please refer to prospectus/proxy statement filed September 17, 2025.
  Effective October 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to a sub-investment advisory agreement between the Adviser and INA. For more information, please refer to the supplement filed September 17, 2025.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on September 17, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on September 17, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
C000000944 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon National Intermediate Municipal Bond Fund
Class Name	Investor Shares
Trading Symbol	MINMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon National Intermediate Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$79	0.78%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Investor Shares returned 1.45%.
  In comparison, the S&P Municipal Bond Investment Grade Intermediate Index (the “Index”) returned 2.12% for the same period.
What affected the Fund’s performance?
  Front-end muni yields rallied on moderating inflation and rate-cuts expectations. Heavy new issue supply pressured longer maturities, contributing to the yield curve’s bear steepening 10 years and longer.
  An overweight to lower-rated credits (A and BBB) bolstered relative performance. From a sector perspective, transportation and IDR/PCR credits were also positive contributors.
  Longer-maturity exposure beyond the Index (15 years and longer) was the most significant detractor from relative returns. Longer-duration positioning in tax-supported credits also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Investor Shares to a hypothetical investment of $10,000 made in each of the S&P Municipal Bond Index (a broad-based index) and S&P Municipal Bond Investment Grade Intermediate Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Investor Shares	1.45%	0.57%	1.85%
S&P Municipal Bond Index (broad-based index)	0.44%	0.65%	2.28%
S&P Municipal Bond Investment Grade Intermediate Index	2.12%	0.78%	2.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/us/en/intermediary/products/bny-mellon.html .
Net Assets	$ 1,760,000,000
Holdings Count | Holding	546
Advisory Fees Paid, Amount	$ 6,035,981
Investment Company Portfolio Turnover	66.38%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,760	546	$6,035,981	66.38%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/25 ) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  The Board of Trustees of BNY Mellon Funds Trust (the “Trust”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of BNY Mellon National Intermediate Municipal Bond Fund (the “Fund”), and BNY Mellon ETF Trust II, on behalf of BNY Mellon Municipal Intermediate ETF (the “Acquiring ETF”). If approved by Fund shareholders, the Fund, which is currently operated as a mutual fund, will be converted into an exchange-traded fund (“ETF”) through its reorganization with and into the Acquiring ETF. Accordingly, if the reorganization is approved by Fund shareholders, the Fund will transfer its assets to the Acquiring ETF, in exchange for whole shares of the Acquiring ETF and the assumption by the Acquiring ETF of the Fund’s liabilities. If shareholders approve the Reorganizations, each Fund is expected to be converted from a mutual fund to an ETF on or about January 9, 2026. For more information, please refer to prospectus/proxy statement filed September 17, 2025.
  Effective October 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to a sub-investment advisory agreement between the Adviser and INA. For more information, please refer to the supplement filed September 17, 2025.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on September 17, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on September 17, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
C000000949 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon National Short-Term Municipal Bond Fund
Class Name	Investor Shares
Trading Symbol	MINSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon National Short-Term Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$70	0.69%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 70	[1]
Expense Ratio, Percent	0.69%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Investor Shares returned 3.20%.
  In comparison, the S&P Municipal Bond Investment Grade Short Index returned 3.43% for the same period.
What affected the Fund’s performance?
  Bond prices generally gained during the period, as heavy demand for short maturities created strong technical support. Front-end muni yields rallied on moderating inflation and expectations for rates cuts.
  The Fund’s relative returns benefited from a higher-duration, longer-maturity exposure and positive security selection effects in higher-quality segments.
  An overweight to housing bonds further contributed to the Fund’s relative performance.
  Security selection effects in the BBB rating category, as well as an overweight to bonds maturing in 2024, detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Investor Shares to a hypothetical investment of $10,000 made in each of the S&P Municipal Bond Index (a broad-based index) and S&P Municipal Bond Investment Grade Short Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Investor Shares	3.20%	1.22%	1.17%
S&P Municipal Bond Index (broad-based index)	0.44%	0.65%	2.28%
S&P Municipal Bond Investment Grade Short Index	3.43%	1.47%	1.59%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/us/en/intermediary/products/bny-mellon.html.
Net Assets	$ 511,000,000
Holdings Count | Holding	274
Advisory Fees Paid, Amount	$ 946,749
Investment Company Portfolio Turnover	88.48%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$511	274	$946,749	88.48%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/25 ) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  The Board of Trustees of BNY Mellon Funds Trust (the “Trust”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of BNY Mellon National Short-Term Municipal Bond Fund (the “Fund”), and BNY Mellon ETF Trust II, on behalf of BNY Mellon Municipal Short Duration ETF (the “Acquiring ETF”). If approved by Fund shareholders, the Fund, which is currently operated as a mutual fund, will be converted into an exchange-traded fund (“ETF”) through its reorganization with and into the Acquiring ETF. Accordingly, if the reorganization is approved by Fund shareholders, the Fund will transfer its assets to the Acquiring ETF, in exchange for whole shares of the Acquiring ETF and the assumption by the Acquiring ETF of the Fund’s liabilities. If shareholders approve the Reorganizations, each Fund is expected to be converted from a mutual fund to an ETF on or about January 9, 2026. For more information, please refer to prospectus/proxy statement filed September 17, 2025.
  Effective October 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to a sub-investment advisory agreement between the Adviser and INA. For more information, please refer to the supplement filed September 17, 2025.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on September 17, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on September 17, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
C000000948 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon National Short-Term Municipal Bond Fund
Class Name	Class M
Trading Symbol	MPSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon National Short-Term Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M*	$45	0.44%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 45	[2]
Expense Ratio, Percent	0.44%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class M shares returned 3.46%.
  In comparison, the S&P Municipal Bond Investment Grade Short Index returned 3.43% for the same period.
What affected the Fund’s performance?
  Bond prices generally gained during the period, as heavy demand for short maturities created strong technical support. Front-end muni yields rallied on moderating inflation and expectations for rates cuts.
  The Fund’s relative returns benefited from a higher-duration, longer-maturity exposure and positive security selection effects in higher-quality segments.
  An overweight to housing bonds further contributed to the Fund’s relative performance.
  Security selection effects in the BBB rating category, as well as an overweight to bonds maturing in 2024, detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in each of the S&P Municipal Bond Index (a broad-based index) and S&P Municipal Bond Investment Grade Short Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class M	3.46%	1.48%	1.42%
S&P Municipal Bond Index (broad-based index)	0.44%	0.65%	2.28%
S&P Municipal Bond Investment Grade Short Index	3.43%	1.47%	1.59%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/us/en/intermediary/products/bny-mellon.html.
Net Assets	$ 511,000,000
Holdings Count | Holding	274
Advisory Fees Paid, Amount	$ 946,749
Investment Company Portfolio Turnover	88.48%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$511	274	$946,749	88.48%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/25 ) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  The Board of Trustees of BNY Mellon Funds Trust (the “Trust”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of BNY Mellon National Short-Term Municipal Bond Fund (the “Fund”), and BNY Mellon ETF Trust II, on behalf of BNY Mellon Municipal Short Duration ETF (the “Acquiring ETF”). If approved by Fund shareholders, the Fund, which is currently operated as a mutual fund, will be converted into an exchange-traded fund (“ETF”) through its reorganization with and into the Acquiring ETF. Accordingly, if the reorganization is approved by Fund shareholders, the Fund will transfer its assets to the Acquiring ETF, in exchange for whole shares of the Acquiring ETF and the assumption by the Acquiring ETF of the Fund’s liabilities. If shareholders approve the Reorganizations, each Fund is expected to be converted from a mutual fund to an ETF on or about January 9, 2026. For more information, please refer to prospectus/proxy statement filed September 17, 2025.
  Effective October 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to a sub-investment advisory agreement between the Adviser and INA. For more information, please refer to the supplement filed September 17, 2025.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on September 17, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on September 17, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
C000000954 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Income Stock Fund
Class Name	Class M
Trading Symbol	MPISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Income Stock Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M*	$104	0.98%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 104	[3]
Expense Ratio, Percent	0.98%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class M shares returned 13.25%.
  In comparison, the Dow Jones U.S. Select Dividend™ Index (the “Index”) returned 10.42% for the same period.
What affected the Fund’s performance?
  U.S. value and higher dividend-yielding stocks generally rose as the economy stayed resilient in the face of higher tariffs.
  Strong stock selection in the consumer discretionary, materials and industrial sectors bolstered the Fund’s performance relative to the Index.
  In addition, a few areas that benefited from the 2025 federal tax and spending package, including domestic materials companies, power producers and cash tax beneficiaries, contributed positively to performance.
  Stock selection in the managed care industry within the health care sector weighed on the Fund’s relative performance, as did stock selection within the real estate sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in each of the Russell 1000® Index (a broad-based index) and Dow Jones U.S. Select Dividend™ Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class M	13.25%	17.85%	12.12%
Russell 1000® Index (broad-based index)	16.24%	14.34%	14.33%
Dow Jones U.S. Select Dividend™ Index	10.42%	15.46%	11.11%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/us/en/intermediary/products/bny-mellon.html.
Net Assets	$ 171,000,000
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,178,565
Investment Company Portfolio Turnover	78.49%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$171	61	$1,178,565	78.49%

Holdings [Text Block]
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  The Board of Trustees and shareholders of BNY Mellon Funds Trust (the “Trust”) have approved an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of BNY Mellon Income Stock Fund (the “Fund”), and BNY Mellon ETF Trust II, on behalf of BNY Mellon Enhanced Dividend and Income ETF (the “Acquiring ETF”). The Fund, which is currently operated as a mutual fund, will be converted into an exchange-traded fund (“ETF”) through its reorganization with and into the Acquiring ETF. Accordingly, the Fund will transfer its assets to the Acquiring ETF, in exchange for whole shares of the Acquiring ETF and the assumption by the Acquiring ETF of the Fund’s liabilities (the “Reorganization”). The Reorganization will be consummated on or about the close of business on December 5, 2025 (the “Closing Date”). For more information, please refer to prospectus/proxy statement filed June 11, 2025.
  Approximately two weeks prior to Closing Date, the BNY Mellon Income Stock Fund’s Class A, Class C, Class I, Class Y, and Investor shares of the fund will be converted into Class M shares of the Fund (without a CDSC or other charge). The share class conversion is expected to occur approximately two weeks before the Closing Date. The Fund’s exchange privilege (exchanges into and out of the fund with other series of the Trust) will be terminated on or about November 21, 2025. In addition, approximately two weeks before the Reorganization, the Fund may, if deemed advisable by BNY Mellon Investment Adviser, Inc., effect a share split (either forward or reverse) to approximate the net asset value per share of the Acquiring ETF. After such share split (if any), any fractional shares held by shareholders will be redeemed approximately two business days before the Closing Date.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on June 11, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on June 11, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
C000000955 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Income Stock Fund
Class Name	Investor Shares
Trading Symbol	MIISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Income Stock Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$131	1.23%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 131	[4]
Expense Ratio, Percent	1.23%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Investor Shares returned 12.98%.
  In comparison, the Dow Jones U.S. Select Dividend™ Index (the “Index”) returned 10.42% for the same period.
What affected the Fund’s performance?
  U.S. value and higher dividend-yielding stocks generally rose as the economy stayed resilient in the face of higher tariffs.
  Strong stock selection in the consumer discretionary, materials and industrial sectors bolstered the Fund’s performance relative to the Index.
  In addition, a few areas that benefited from the 2025 federal tax and spending package, including domestic materials companies, power producers and cash tax beneficiaries, contributed positively to performance.
  Stock selection in the managed care industry within the health care sector weighed on the Fund’s relative performance, as did stock selection within the real estate sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Investor Shares to a hypothetical investment of $10,000 made in each of the Russell 1000® Index (a broad-based index) and Dow Jones U.S. Select Dividend™ Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Investor Shares	12.98%	17.59%	11.86%
Russell 1000® Index (broad-based index)	16.24%	14.34%	14.33%
Dow Jones U.S. Select Dividend™ Index	10.42%	15.46%	11.11%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/us/en/intermediary/products/bny-mellon.html.
Net Assets	$ 171,000,000
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,178,565
Investment Company Portfolio Turnover	78.49%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$171	61	$1,178,565	78.49%

Holdings [Text Block]
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  The Board of Trustees and shareholders of BNY Mellon Funds Trust (the “Trust”) have approved an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of BNY Mellon Income Stock Fund (the “Fund”), and BNY Mellon ETF Trust II, on behalf of BNY Mellon Enhanced Dividend and Income ETF (the “Acquiring ETF”). The Fund, which is currently operated as a mutual fund, will be converted into an exchange-traded fund (“ETF”) through its reorganization with and into the Acquiring ETF. Accordingly, the Fund will transfer its assets to the Acquiring ETF, in exchange for whole shares of the Acquiring ETF and the assumption by the Acquiring ETF of the Fund’s liabilities (the “Reorganization”). The Reorganization will be consummated on or about the close of business on December 5, 2025 (the “Closing Date”). For more information, please refer to prospectus/proxy statement filed June 11, 2025.
  Approximately two weeks prior to Closing Date, the BNY Mellon Income Stock Fund’s Class A, Class C, Class I, Class Y, and Investor shares of the fund will be converted into Class M shares of the Fund (without a CDSC or other charge). The share class conversion is expected to occur approximately two weeks before the Closing Date. The Fund’s exchange privilege (exchanges into and out of the fund with other series of the Trust) will be terminated on or about November 21, 2025. In addition, approximately two weeks before the Reorganization, the Fund may, if deemed advisable by BNY Mellon Investment Adviser, Inc., effect a share split (either forward or reverse) to approximate the net asset value per share of the Acquiring ETF. After such share split (if any), any fractional shares held by shareholders will be redeemed approximately two business days before the Closing Date.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on June 11, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on June 11, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
C000170067 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Income Stock Fund
Class Name	Class A
Trading Symbol	BMIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Income Stock Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$132	1.24%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 132	[5]
Expense Ratio, Percent	1.24%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class A shares returned 12.79%.
  In comparison, the Dow Jones U.S. Select Dividend™ Index (the “Index”) returned 10.42% for the same period.
What affected the Fund’s performance?
  U.S. value and higher dividend-yielding stocks generally rose as the economy stayed resilient in the face of higher tariffs.
  Strong stock selection in the consumer discretionary, materials and industrial sectors bolstered the Fund’s performance relative to the Index.
  In addition, a few areas that benefited from the 2025 federal tax and spending package, including domestic materials companies, power producers and cash tax beneficiaries, contributed positively to performance.
  Stock selection in the managed care industry within the health care sector weighed on the Fund’s relative performance, as did stock selection within the real estate sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the Russell 1000® Index (a broad-based index) and Dow Jones U.S. Select Dividend™ Index on 8/31/2015. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	6.32%	16.12%	11.17%
without Sales Charge	12.79%	17.51%	11.83%
Russell 1000® Index (broad-based index)	16.24%	14.34%	14.33%
Dow Jones U.S. Select Dividend™ Index	10.42%	15.46%	11.11%

Performance Inception Date	May 31, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 171,000,000
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,178,565
Investment Company Portfolio Turnover	78.49%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$171	61	$1,178,565	78.49%

Holdings [Text Block]
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  The Board of Trustees and shareholders of BNY Mellon Funds Trust (the “Trust”) have approved an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of BNY Mellon Income Stock Fund (the “Fund”), and BNY Mellon ETF Trust II, on behalf of BNY Mellon Enhanced Dividend and Income ETF (the “Acquiring ETF”). The Fund, which is currently operated as a mutual fund, will be converted into an exchange-traded fund (“ETF”) through its reorganization with and into the Acquiring ETF. Accordingly, the Fund will transfer its assets to the Acquiring ETF, in exchange for whole shares of the Acquiring ETF and the assumption by the Acquiring ETF of the Fund’s liabilities (the “Reorganization”). The Reorganization will be consummated on or about the close of business on December 5, 2025 (the “Closing Date”). For more information, please refer to prospectus/proxy statement filed June 11, 2025.
  Approximately two weeks prior to Closing Date, the BNY Mellon Income Stock Fund’s Class A, Class C, Class I, Class Y, and Investor shares of the fund will be converted into Class M shares of the Fund (without a CDSC or other charge). The share class conversion is expected to occur approximately two weeks before the Closing Date. The Fund’s exchange privilege (exchanges into and out of the fund with other series of the Trust) will be terminated on or about November 21, 2025. In addition, approximately two weeks before the Reorganization, the Fund may, if deemed advisable by BNY Mellon Investment Adviser, Inc., effect a share split (either forward or reverse) to approximate the net asset value per share of the Acquiring ETF. After such share split (if any), any fractional shares held by shareholders will be redeemed approximately two business days before the Closing Date.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on June 11, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on June 11, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
C000170068 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Income Stock Fund
Class Name	Class C
Trading Symbol	BMISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Income Stock Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$211	1.99%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 211	[6]
Expense Ratio, Percent	1.99%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class C shares returned 11.94%.
  In comparison, the Dow Jones U.S. Select Dividend™ Index (the “Index”) returned 10.42% for the same period.
What affected the Fund’s performance?
  U.S. value and higher dividend-yielding stocks generally rose as the economy stayed resilient in the face of higher tariffs.
  Strong stock selection in the consumer discretionary, materials and industrial sectors bolstered the Fund’s performance relative to the Index.
  In addition, a few areas that benefited from the 2025 federal tax and spending package, including domestic materials companies, power producers and cash tax beneficiaries, contributed positively to performance.
  Stock selection in the managed care industry within the health care sector weighed on the Fund’s relative performance, as did stock selection within the real estate sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the Russell 1000® Index (a broad-based index) and Dow Jones U.S. Select Dividend™ Index on 8/31/2015. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	11.02%	*	16.62%	11.03%
without Deferred Sales Charge	11.94%		16.62%	11.03%
Russell 1000® Index (broad-based index)	16.24%		14.34%	14.33%
Dow Jones U.S. Select Dividend™ Index	10.42%		15.46%	11.11%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

Performance Inception Date	May 31, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 171,000,000
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,178,565
Investment Company Portfolio Turnover	78.49%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$171	61	$1,178,565	78.49%

Holdings [Text Block]
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  The Board of Trustees and shareholders of BNY Mellon Funds Trust (the “Trust”) have approved an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of BNY Mellon Income Stock Fund (the “Fund”), and BNY Mellon ETF Trust II, on behalf of BNY Mellon Enhanced Dividend and Income ETF (the “Acquiring ETF”). The Fund, which is currently operated as a mutual fund, will be converted into an exchange-traded fund (“ETF”) through its reorganization with and into the Acquiring ETF. Accordingly, the Fund will transfer its assets to the Acquiring ETF, in exchange for whole shares of the Acquiring ETF and the assumption by the Acquiring ETF of the Fund’s liabilities (the “Reorganization”). The Reorganization will be consummated on or about the close of business on December 5, 2025 (the “Closing Date”). For more information, please refer to prospectus/proxy statement filed June 11, 2025.
  Approximately two weeks prior to Closing Date, the BNY Mellon Income Stock Fund’s Class A, Class C, Class I, Class Y, and Investor shares of the fund will be converted into Class M shares of the Fund (without a CDSC or other charge). The share class conversion is expected to occur approximately two weeks before the Closing Date. The Fund’s exchange privilege (exchanges into and out of the fund with other series of the Trust) will be terminated on or about November 21, 2025. In addition, approximately two weeks before the Reorganization, the Fund may, if deemed advisable by BNY Mellon Investment Adviser, Inc., effect a share split (either forward or reverse) to approximate the net asset value per share of the Acquiring ETF. After such share split (if any), any fractional shares held by shareholders will be redeemed approximately two business days before the Closing Date.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on June 11, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on June 11, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
C000170069 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Income Stock Fund
Class Name	Class I
Trading Symbol	BMIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Income Stock Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$104	0.98%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 104	[7]
Expense Ratio, Percent	0.98%	[7]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class I shares returned 13.11%.
  In comparison, the Dow Jones U.S. Select Dividend™ Index (the “Index”) returned 10.42% for the same period.
What affected the Fund’s performance?
  U.S. value and higher dividend-yielding stocks generally rose as the economy stayed resilient in the face of higher tariffs.
  Strong stock selection in the consumer discretionary, materials and industrial sectors bolstered the Fund’s performance relative to the Index.
  In addition, a few areas that benefited from the 2025 federal tax and spending package, including domestic materials companies, power producers and cash tax beneficiaries, contributed positively to performance.
  Stock selection in the managed care industry within the health care sector weighed on the Fund’s relative performance, as did stock selection within the real estate sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Russell 1000® Index (a broad-based index) and Dow Jones U.S. Select Dividend™ Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class I	13.11%	17.80%	12.09%
Russell 1000® Index (broad-based index)	16.24%	14.34%	14.33%
Dow Jones U.S. Select Dividend™ Index	10.42%	15.46%	11.11%

Performance Inception Date	May 31, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/literaturecenter.
Net Assets	$ 171,000,000
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,178,565
Investment Company Portfolio Turnover	78.49%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$171	61	$1,178,565	78.49%

Holdings [Text Block]
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  The Board of Trustees and shareholders of BNY Mellon Funds Trust (the “Trust”) have approved an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of BNY Mellon Income Stock Fund (the “Fund”), and BNY Mellon ETF Trust II, on behalf of BNY Mellon Enhanced Dividend and Income ETF (the “Acquiring ETF”). The Fund, which is currently operated as a mutual fund, will be converted into an exchange-traded fund (“ETF”) through its reorganization with and into the Acquiring ETF. Accordingly, the Fund will transfer its assets to the Acquiring ETF, in exchange for whole shares of the Acquiring ETF and the assumption by the Acquiring ETF of the Fund’s liabilities (the “Reorganization”). The Reorganization will be consummated on or about the close of business on December 5, 2025 (the “Closing Date”). For more information, please refer to prospectus/proxy statement filed June 11, 2025.
  Approximately two weeks prior to Closing Date, the BNY Mellon Income Stock Fund’s Class A, Class C, Class I, Class Y, and Investor shares of the fund will be converted into Class M shares of the Fund (without a CDSC or other charge). The share class conversion is expected to occur approximately two weeks before the Closing Date. The Fund’s exchange privilege (exchanges into and out of the fund with other series of the Trust) will be terminated on or about November 21, 2025. In addition, approximately two weeks before the Reorganization, the Fund may, if deemed advisable by BNY Mellon Investment Adviser, Inc., effect a share split (either forward or reverse) to approximate the net asset value per share of the Acquiring ETF. After such share split (if any), any fractional shares held by shareholders will be redeemed approximately two business days before the Closing Date.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on June 11, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on June 11, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
C000170066 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Income Stock Fund
Class Name	Class Y
Trading Symbol	BMIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Income Stock Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$110	1.03%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 110	[8]
Expense Ratio, Percent	1.03%	[8]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class Y shares returned 13.15%.
  In comparison, the Dow Jones U.S. Select Dividend™ Index (the “Index”) returned 10.42% for the same period.
What affected the Fund’s performance?
  U.S. value and higher dividend-yielding stocks generally rose as the economy stayed resilient in the face of higher tariffs.
  Strong stock selection in the consumer discretionary, materials and industrial sectors bolstered the Fund’s performance relative to the Index.
  In addition, a few areas that benefited from the 2025 federal tax and spending package, including domestic materials companies, power producers and cash tax beneficiaries, contributed positively to performance.
  Stock selection in the managed care industry within the health care sector weighed on the Fund’s relative performance, as did stock selection within the real estate sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the Russell 1000® Index (a broad-based index) and Dow Jones U.S. Select Dividend™ Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class Y	13.15%	17.85%	12.11%
Russell 1000® Index (broad-based index)	16.24%	14.34%	14.33%
Dow Jones U.S. Select Dividend™ Index	10.42%	15.46%	11.11%

Performance Inception Date	May 31, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/literaturecenter.
Net Assets	$ 171,000,000
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,178,565
Investment Company Portfolio Turnover	78.49%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$171	61	$1,178,565	78.49%

Holdings [Text Block]
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  The Board of Trustees and shareholders of BNY Mellon Funds Trust (the “Trust”) have approved an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of BNY Mellon Income Stock Fund (the “Fund”), and BNY Mellon ETF Trust II, on behalf of BNY Mellon Enhanced Dividend and Income ETF (the “Acquiring ETF”). The Fund, which is currently operated as a mutual fund, will be converted into an exchange-traded fund (“ETF”) through its reorganization with and into the Acquiring ETF. Accordingly, the Fund will transfer its assets to the Acquiring ETF, in exchange for whole shares of the Acquiring ETF and the assumption by the Acquiring ETF of the Fund’s liabilities (the “Reorganization”). The Reorganization will be consummated on or about the close of business on December 5, 2025 (the “Closing Date”). For more information, please refer to prospectus/proxy statement filed June 11, 2025.
  Approximately two weeks prior to Closing Date, the BNY Mellon Income Stock Fund’s Class A, Class C, Class I, Class Y, and Investor shares of the fund will be converted into Class M shares of the Fund (without a CDSC or other charge). The share class conversion is expected to occur approximately two weeks before the Closing Date. The Fund’s exchange privilege (exchanges into and out of the fund with other series of the Trust) will be terminated on or about November 21, 2025. In addition, approximately two weeks before the Reorganization, the Fund may, if deemed advisable by BNY Mellon Investment Adviser, Inc., effect a share split (either forward or reverse) to approximate the net asset value per share of the Acquiring ETF. After such share split (if any), any fractional shares held by shareholders will be redeemed approximately two business days before the Closing Date.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on June 11, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on June 11, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
C000000957 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Mid Cap Multi-Strategy Fund
Class Name	Investor Shares
Trading Symbol	MIMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Mid Cap Multi-Strategy Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$127	1.20%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Investor Shares returned 11.47%.
  In comparison, the Russell Midcap® Index returned 12.58% for the same period.
What affected the Fund’s performance?
  U.S. mid-cap stocks advanced on better-than-expected and improving earnings, resilient economic growth, lower inflation and the start of a global easing cycle.
  The Fund’s strongest relative returns came from the growth and tax-sensitive categories. Growth benefited from allocation, while tax-sensitive was driven by security selection.
  The primary detractor was the value category, which underperformed due to asset allocation.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Investor Shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index) and Russell Midcap® Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Investor Shares	11.47%	10.00%	10.12%
Russell 3000® Index (broad-based index)	15.84%	14.11%	13.98%
Russell Midcap® Index	12.58%	12.02%	10.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/us/en/intermediary/products/bny-mellon.html.
Net Assets	$ 677,000,000
Holdings Count | Holding	603
Advisory Fees Paid, Amount	$ 6,810,119
Investment Company Portfolio Turnover	45.73%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$677	603	$6,810,119	45.73%

Holdings [Text Block]
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000000956 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Mid Cap Multi-Strategy Fund
Class Name	Class M
Trading Symbol	MPMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Mid Cap Multi-Strategy Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$101	0.95%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class M shares returned 11.77%.
  In comparison, the Russell Midcap® Index returned 12.58% for the same period.
What affected the Fund’s performance?
  U.S. mid-cap stocks advanced on better-than-expected and improving earnings, resilient economic growth, lower inflation and the start of a global easing cycle.
  The Fund’s strongest relative returns came from the growth and tax-sensitive categories. Growth benefited from allocation, while tax-sensitive was driven by security selection.
  The primary detractor was the value category, which underperformed due to asset allocation.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index) and Russell Midcap® Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class M	11.77%	10.28%	10.39%
Russell 3000® Index (broad-based index)	15.84%	14.11%	13.98%
Russell Midcap® Index	12.58%	12.02%	10.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/us/en/intermediary/products/bny-mellon.html.
Net Assets	$ 677,000,000
Holdings Count | Holding	603
Advisory Fees Paid, Amount	$ 6,810,119
Investment Company Portfolio Turnover	45.73%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$677	603	$6,810,119	45.73%

Holdings [Text Block]
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000000959 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Small Cap Multi-Strategy Fund
Class Name	Class M
Trading Symbol	MPSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Small Cap Multi-Strategy Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$115	1.09%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class M shares returned 10.73%.
  In comparison, the Russell 2000® Index returned 8.17% for the same period.
What affected the Fund’s performance?
  U.S. small-cap stocks benefited from a healthy corporate environment and moderating interest rates. A surge in investment tied to the artificial intelligence buildout bolstered the performance of AI-adjacent names.
  Strong stock selection in consumer discretionary was the largest contributor to the Fund’s relative performance, followed by stock selection in energy and information technology.
  Secondary positive contributors included stock selection in communication services and underweight exposure to the poorly performing health care sector.
  Disappointing stock selection in consumer staples and industrials detracted most from the Fund’s relative returns.
  Secondary detractors included stock selection in and underweight exposure to financials.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index) and Russell 2000® Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class M	10.73%	7.74%	8.92%
Russell 3000® Index (broad-based index)	15.84%	14.11%	13.98%
Russell 2000® Index	8.17%	10.13%	8.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 16, 2025
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/us/en/intermediary/products/bny-mellon.html.
Net Assets	$ 199,000,000
Holdings Count | Holding	179
Advisory Fees Paid, Amount	$ 2,113,331
Investment Company Portfolio Turnover	74.67%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$199	179	$2,113,331	74.67%

Holdings [Text Block]
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  Effective June 16, 2025, the Fund removed the Opportunistic Small Cap Strategy sleeve from the Fund’s investment strategies.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on June 11, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Material Fund Change Strategies [Text Block]	Effective June 16, 2025, the Fund removed the Opportunistic Small Cap Strategy sleeve from the Fund’s investment strategies.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on June 11, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
C000000960 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Small Cap Multi-Strategy Fund
Class Name	Investor Shares
Trading Symbol	MISCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Small Cap Multi-Strategy Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$141	1.34%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Investor Shares returned 10.47%.
  In comparison, the Russell 2000® Index returned 8.17% for the same period.
What affected the Fund’s performance?
  U.S. small-cap stocks benefited from a healthy corporate environment and moderating interest rates. A surge in investment tied to the artificial intelligence buildout bolstered the performance of AI-adjacent names.
  Strong stock selection in consumer discretionary was the largest contributor to the Fund’s relative performance, followed by stock selection in energy and information technology.
  Secondary positive contributors included stock selection in communication services and underweight exposure to the poorly performing health care sector.
  Disappointing stock selection in consumer staples and industrials detracted most from the Fund’s relative returns.
  Secondary detractors included stock selection in and underweight exposure to financials.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Investor Shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index) and Russell 2000® Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Investor Shares	10.47%	7.47%	8.65%
Russell 3000® Index (broad-based index)	15.84%	14.11%	13.98%
Russell 2000® Index	8.17%	10.13%	8.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 16, 2025
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/us/en/intermediary/products/bny-mellon.html.
Net Assets	$ 199,000,000
Holdings Count | Holding	179
Advisory Fees Paid, Amount	$ 2,113,331
Investment Company Portfolio Turnover	74.67%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$199	179	$2,113,331	74.67%

Holdings [Text Block]
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  Effective June 16, 2025, the Fund removed the Opportunistic Small Cap Strategy sleeve from the Fund’s investment strategies.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on June 11, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Material Fund Change Strategies [Text Block]	Effective June 16, 2025, the Fund removed the Opportunistic Small Cap Strategy sleeve from the Fund’s investment strategies.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on June 11, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
C000000962 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon International Fund
Class Name	Investor Shares
Trading Symbol	MIINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon International Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$120	1.13%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 120	[9]
Expense Ratio, Percent	1.13%	[9]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Investor Shares returned 12.05%.
  In comparison, the MSCI EAFE® Index (the “Index”) returned 13.87% for the same period.
What affected the Fund’s performance?
  International equities rose, led by gains in the financials and industrials sectors, and, regionally, by advances in Europe ex UK.
  Relative to the Index, the Fund benefited most from strong security selection in materials and health care, and from underweight exposure to health care.
  On a regional basis, relative performance benefited most from security selection in Japan and Europe ex UK.
  Primary sector detractors included security selection in consumer discretionary and financials, while the most significant regional detractor was security selection in the UK.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Investor Shares to a hypothetical investment of $10,000 made in the MSCI EAFE® Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Investor Shares	12.05%	8.35%	6.04%
MSCI EAFE® Index	13.87%	10.15%	7.40%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Net Assets	$ 229,000,000
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 1,478,876
Investment Company Portfolio Turnover	80.17%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$229	59	$1,478,876	80.17%

Holdings [Text Block]
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000000961 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon International Fund
Class Name	Class M
Trading Symbol	MPITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon International Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M*	$93	0.88%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 93	[10]
Expense Ratio, Percent	0.88%	[10]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class M shares returned 12.28%.
  In comparison, the MSCI EAFE® Index (the “Index”) returned 13.87% for the same period.
What affected the Fund’s performance?
  International equities rose, led by gains in the financials and industrials sectors, and, regionally, by advances in Europe ex UK.
  Relative to the Index, the Fund benefited most from strong security selection in materials and health care, and from underweight exposure to health care.
  On a regional basis, relative performance benefited most from security selection in Japan and Europe ex UK.
  Primary sector detractors included security selection in consumer discretionary and financials, while the most significant regional detractor was security selection in the UK.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in the MSCI EAFE® Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class M	12.28%	8.63%	6.30%
MSCI EAFE® Index	13.87%	10.15%	7.40%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Net Assets	$ 229,000,000
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 1,478,876
Investment Company Portfolio Turnover	80.17%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$229	59	$1,478,876	80.17%

Holdings [Text Block]
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000000963 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Emerging Markets Fund
Class Name	Class M
Trading Symbol	MEMKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Emerging Markets Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M*	$131	1.24%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 131	[11]
Expense Ratio, Percent	1.24%	[11]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class M shares returned 11.36%.
  In comparison, the MSCI Emerging Markets Index (the “Index”) returned 16.80% for the same period.
What affected the Fund’s performance?
  Emerging-markets equities gained during the reporting period due to a weaker U.S. dollar, easing inflation and a rebound in China, coupled with attractive valuations.
  Relative to the Index, the Fund benefited from underweight exposure to utilities and real estate, as well as strong stock selection in communications.
  The most significant detractors from relative performance included underweight exposure to China and weak stock selection, particularly in the information technology sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in the MSCI Emerging Markets Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class M	11.36%	4.02%	6.12%
MSCI Emerging Markets Index	16.80%	5.21%	6.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Net Assets	$ 170,000,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 1,684,518
Investment Company Portfolio Turnover	56.48%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$170	75	$1,684,518	56.48%

Holdings [Text Block]
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000000964 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Emerging Markets Fund
Class Name	Investor Shares
Trading Symbol	MIEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Emerging Markets Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$157	1.49%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 157	[12]
Expense Ratio, Percent	1.49%	[12]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Investor Shares returned 11.00%.
  In comparison, the MSCI Emerging Markets Index (the “Index”) returned 16.80% for the same period.
What affected the Fund’s performance?
  Emerging-markets equities gained during the reporting period due to a weaker U.S. dollar, easing inflation and a rebound in China, coupled with attractive valuations.
  Relative to the Index, the Fund benefited from underweight exposure to utilities and real estate, as well as strong stock selection in communications.
  The most significant detractors from relative performance included underweight exposure to China and weak stock selection, particularly in the information technology sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Investor Shares to a hypothetical investment of $10,000 made in the MSCI Emerging Markets Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Investor Shares	11.00%	3.77%	5.86%
MSCI Emerging Markets Index	16.80%	5.21%	6.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Net Assets	$ 170,000,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 1,684,518
Investment Company Portfolio Turnover	56.48%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$170	75	$1,684,518	56.48%

Holdings [Text Block]
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000000966 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Asset Allocation Fund
Class Name	Investor Shares
Trading Symbol	MIBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Asset Allocation Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$79	0.75%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 79	[13]
Expense Ratio, Percent	0.75%	[13]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Investor Shares returned 11.12%.
  In comparison, the Morningstar Moderate Target Risk Index (the “Index”) returned 10.39% for the same period.
What affected the Fund’s performance?
  Global equities advanced on improving earnings, resilient economic growth, lower inflation and global easing. Global bonds gained from lower inflation, policy easing, tighter spreads and higher yields.
  The Fund’s strongest contributors were equities, particularly U.S. large-cap and international ex-REITs. Large-cap gains came from tax-managed equity, while international equity benefited from manager selection.
  Driven by core fixed income, overall fixed income detracted from relative performance as returns lagged the Index. Within equities, small- and-mid-cap strategies detracted. High yield detracted modestly.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Investor Shares to a hypothetical investment of $10,000 made in each of the S&P 500® Index (a broad-based index), Bloomberg U.S. Aggregate Bond Index (a broad-based index) and Morningstar Moderate Target Risk Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Investor Shares	11.12%	8.40%	8.12%
S&P 500® Index (broad-based index)	15.87%	14.74%	14.59%
Bloomberg U.S. Aggregate Bond Index (broad-based index)	3.14%	-0.68%	1.80%
Morningstar Moderate Target Risk Index	10.39%	6.79%	7.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Net Assets	$ 452,000,000
Holdings Count | Holding	525
Advisory Fees Paid, Amount	$ 1,565,113
Investment Company Portfolio Turnover	27.04%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$452	525	$1,565,113	27.04%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/25 ) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets) * Amount represents less than .1%.
Material Fund Change [Text Block]
How has the Fund changed?
  Effective October 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to a sub-investment advisory agreement between the Adviser and INA. For more information, please refer to the supplement filed September 17, 2025.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on September 17, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on September 17, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
C000000965 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Asset Allocation Fund
Class Name	Class M
Trading Symbol	MPBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Asset Allocation Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M*	$53	0.50%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 53	[14]
Expense Ratio, Percent	0.50%	[14]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class M shares returned 11.40%.
  In comparison, the Morningstar Moderate Target Risk Index (the “Index”) returned 10.39% for the same period.
What affected the Fund’s performance?
  Global equities advanced on improving earnings, resilient economic growth, lower inflation and global easing. Global bonds gained from lower inflation, policy easing, tighter spreads and higher yields.
  The Fund’s strongest contributors were equities, particularly U.S. large-cap and international ex-REITs. Large-cap gains came from tax-managed equity, while international equity benefited from manager selection.
  Driven by core fixed income, overall fixed income detracted from relative performance as returns lagged the Index. Within equities, small- and-mid-cap strategies detracted. High yield detracted modestly.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in each of the S&P 500® Index (a broad-based index), Bloomberg U.S. Aggregate Bond Index (a broad-based index) and Morningstar Moderate Target Risk Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class M	11.40%	8.67%	8.37%
S&P 500® Index (broad-based index)	15.87%	14.74%	14.59%
Bloomberg U.S. Aggregate Bond Index (broad-based index)	3.14%	-0.68%	1.80%
Morningstar Moderate Target Risk Index	10.39%	6.79%	7.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Net Assets	$ 452,000,000
Holdings Count | Holding	525
Advisory Fees Paid, Amount	$ 1,565,113
Investment Company Portfolio Turnover	27.04%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$452	525	$1,565,113	27.04%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/25 ) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets) * Amount represents less than .1%.
Material Fund Change [Text Block]
How has the Fund changed?
  Effective October 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to a sub-investment advisory agreement between the Adviser and INA. For more information, please refer to the supplement filed September 17, 2025.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on September 17, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on September 17, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
C000000967 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Bond Fund
Class Name	Class M
Trading Symbol	MPBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Bond Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class M shares returned 2.95%.
  In comparison, the Bloomberg U.S. Aggregate Bond Index (the “Index”) returned 3.14% for the same period.
What affected the Fund’s performance?
  Bond prices fell and the yield curve steepened after a surprise 0.50% September 2024 rate cut. In 2025, bonds rose and the curve steepened on easing expectations.
  The Fund’s performance benefited from its long duration relative to the Index in early 2025 and its overweight in non-Treasury sectors, especially corporate bonds including BBB-rated holdings.
  The Fund’s long duration position detracted from relative performance late in 2024, during a period when bond prices consistently fell.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Aggregate Bond Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class M	2.95%	-0.74%	1.76%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Net Assets	$ 1,262,000,000
Holdings Count | Holding	172
Advisory Fees Paid, Amount	$ 5,125,798
Investment Company Portfolio Turnover	58.24%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,262	172	$5,125,798	58.24%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/25 ) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective October 1, 2025, the Adviser has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to a sub-investment advisory agreement between the Adviser and INA. For more information, please refer to the supplement filed September 17, 2025.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on September 17, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on September 17, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
C000000968 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Bond Fund
Class Name	Investor Shares
Trading Symbol	MIBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Bond Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$84	0.83%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Investor Shares returned 2.71%.
  In comparison, the Bloomberg U.S. Aggregate Bond Index (the “Index”) returned 3.14% for the same period.
What affected the Fund’s performance?
  Bond prices fell and the yield curve steepened after a surprise 0.50% September 2024 rate cut. In 2025, bonds rose and the curve steepened on easing expectations.
  The Fund’s performance benefited from its long duration relative to the Index in early 2025 and its overweight in non-Treasury sectors, especially corporate bonds including BBB-rated holdings.
  The Fund’s long duration position detracted from relative performance late in 2024, during a period when bond prices consistently fell.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Investor Shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Aggregate Bond Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Investor Shares	2.71%	-0.98%	1.50%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Net Assets	$ 1,262,000,000
Holdings Count | Holding	172
Advisory Fees Paid, Amount	$ 5,125,798
Investment Company Portfolio Turnover	58.24%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,262	172	$5,125,798	58.24%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/25 ) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective October 1, 2025, the Adviser has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to a sub-investment advisory agreement between the Adviser and INA. For more information, please refer to the supplement filed September 17, 2025.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on September 17, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on September 17, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
C000000970 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Intermediate Bond Fund
Class Name	Investor Shares
Trading Symbol	MIIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Intermediate Bond Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$87	0.85%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Investor Shares returned 4.06%.
  In comparison, the Bloomberg U.S. Intermediate Government/Credit Index (the “Index”) returned 4.70% for the same period.
What affected the Fund’s performance?
  Intermediate bonds declined in late 2024 but gained through most of 2025, as easing inflation and Fed rate-cut expectations supported prices despite a steepening yield curve.
  Relative performance benefited mainly from the Fund’s overweight in corporate bonds and a small out-of-Index allocation to agency commercial mortgage-backed securities.
  The Fund’s long duration in Treasuries also boosted relative performance in the first half of 2025.
  The Fund’s long duration in Treasuries detracted in late 2025 as bond prices fell and the curve steepened, partly offset by shorter-duration corporate holdings. Overall duration remained neutral to modestly long.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Investor Shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Government/Credit Bond Index (a broad-based index) and Bloomberg U.S. Intermediate Government/Credit Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Investor Shares	4.06%	0.84%	1.80%
Bloomberg U.S. Government/Credit Bond Index (broad-based index)	3.00%	-0.83%	1.95%
Bloomberg U.S. Intermediate Government/Credit Index	4.70%	0.73%	2.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Net Assets	$ 423,000,000
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 1,778,321
Investment Company Portfolio Turnover	64.17%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$423	104	$1,778,321	64.17%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/25 ) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  The Board of Trustees of BNY Mellon Funds Trust (the “Trust”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of BNY Mellon Intermediate Bond Fund (the “Fund”), and BNY Mellon ETF Trust II, on behalf of BNY Mellon Active Core Bond ETF (the “Acquiring ETF”). If approved by Fund shareholders, the Fund, which is currently operated as a mutual fund, will be converted into an exchange-traded fund (“ETF”) through its reorganization with and into the Acquiring ETF. Accordingly, if the reorganization is approved by Fund shareholders, the Fund will transfer its assets to the Acquiring ETF, in exchange for whole shares of the Acquiring ETF and the assumption by the Acquiring ETF of the Fund’s liabilities. If shareholders approve the Reorganizations, each Fund is expected to be converted from a mutual fund to an ETF on or about January 9, 2026. For more information, please refer to prospectus/proxy statement filed September 17, 2025.
  Effective October 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to a sub-investment advisory agreement between the Adviser and INA. For more information, please refer to the supplement filed September 17, 2025.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on September 17, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on September 17, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
C000000969 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Intermediate Bond Fund
Class Name	Class M
Trading Symbol	MPIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Intermediate Bond Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class M shares returned 4.22%.
  In comparison, the Bloomberg U.S. Intermediate Government/Credit Index (the “Index”) returned 4.70% for the same period.
What affected the Fund’s performance?
  Intermediate bonds declined in late 2024 but gained through most of 2025, as easing inflation and Fed rate-cut expectations supported prices despite a steepening yield curve.
  Relative performance benefited mainly from the Fund’s overweight in corporate bonds and a small out-of-Index allocation to agency commercial mortgage-backed securities.
  The Fund’s long duration in Treasuries also boosted relative performance in the first half of 2025.
  The Fund’s long duration in Treasuries detracted in late 2025 as bond prices fell and the curve steepened, partly offset by shorter-duration corporate holdings. Overall duration remained neutral to modestly long.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Government/Credit Bond Index (a broad-based index) and Bloomberg U.S. Intermediate Government/Credit Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class M	4.22%	1.06%	2.04%
Bloomberg U.S. Government/Credit Bond Index (broad-based index)	3.00%	-0.83%	1.95%
Bloomberg U.S. Intermediate Government/Credit Index	4.70%	0.73%	2.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Net Assets	$ 423,000,000
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 1,778,321
Investment Company Portfolio Turnover	64.17%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$423	104	$1,778,321	64.17%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/25 ) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  The Board of Trustees of BNY Mellon Funds Trust (the “Trust”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of BNY Mellon Intermediate Bond Fund (the “Fund”), and BNY Mellon ETF Trust II, on behalf of BNY Mellon Active Core Bond ETF (the “Acquiring ETF”). If approved by Fund shareholders, the Fund, which is currently operated as a mutual fund, will be converted into an exchange-traded fund (“ETF”) through its reorganization with and into the Acquiring ETF. Accordingly, if the reorganization is approved by Fund shareholders, the Fund will transfer its assets to the Acquiring ETF, in exchange for whole shares of the Acquiring ETF and the assumption by the Acquiring ETF of the Fund’s liabilities. If shareholders approve the Reorganizations, each Fund is expected to be converted from a mutual fund to an ETF on or about January 9, 2026. For more information, please refer to prospectus/proxy statement filed September 17, 2025.
  Effective October 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to a sub-investment advisory agreement between the Adviser and INA. For more information, please refer to the supplement filed September 17, 2025.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on September 17, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on September 17, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
C000069513 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Municipal Opportunities Fund
Class Name	Class M
Trading Symbol	MOTMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Municipal Opportunities Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$72	0.72%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class M shares returned -0.94%.
  In comparison, the S&P Municipal Bond Index (the “Index”) returned 0.44% for the same period.
What affected the Fund’s performance?
  Front-end muni yields rallied more than longer maturities on moderating inflation and rate-cut expectations. Heavy new issue supply pressured longer maturities, contributing to bear steepening beyond 10 years.
  A higher coupon profile buffered higher rates and was slightly positive versus the Index. Hedging strategies also helped, as did overweight exposure to IDR/PCR bonds and municipal bond rate locks.
  Significantly overweight exposure to longer-dated securities was the main detractor from the Fund’s relative performance, as the return gap between 5-year bonds and 22+ year bonds exceeded 7.5%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in each of the S&P Municipal Bond Index (a broad-based index) and Bloomberg U.S. Municipal Bond Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

**	Effective as of August 31, 2024, changes were made to the fund's performance benchmarks. Performance of the Bloomberg U.S. Municipal Bond Index will not be shown in the future.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class M	-0.94%	1.10%	2.66%
S&P Municipal Bond Index (broad-based index)*	0.44%	0.65%	2.28%
Bloomberg U.S. Municipal Bond Index**	0.08%	0.40%	2.18%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

**	Effective as of August 31, 2024, changes were made to the fund's performance benchmarks. Performance of the Bloomberg U.S. Municipal Bond Index will not be shown in the future.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Net Assets	$ 1,931,000,000
Holdings Count | Holding	727
Advisory Fees Paid, Amount	$ 10,408,075
Investment Company Portfolio Turnover	45.11%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,931	727	$10,408,075	45.11%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/25 ) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  The Board of Trustees of BNY Mellon Funds Trust (the “Trust”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of BNY Mellon Municipal Opportunities Fund (the “Fund”), and BNY Mellon ETF Trust II, on behalf of BNY Mellon Municipal Opportunities ETF (the “Acquiring ETF”). If approved by Fund shareholders, the Fund, which is currently operated as a mutual fund, will be converted into an exchange-traded fund (“ETF”) through its reorganization with and into the Acquiring ETF. Accordingly, if the reorganization is approved by Fund shareholders, the Fund will transfer its assets to the Acquiring ETF, in exchange for whole shares of the Acquiring ETF and the assumption by the Acquiring ETF of the Fund’s liabilities. If shareholders approve the Reorganizations, each Fund is expected to be converted from a mutual fund to an ETF on or about January 9, 2026. For more information, please refer to prospectus/proxy statement filed September 17, 2025.
  Effective October 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to a sub-investment advisory agreement between the Adviser and INA. For more information, please refer to the supplement filed September 17, 2025.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on September 17, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on September 17, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
C000069514 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Municipal Opportunities Fund
Class Name	Investor Shares
Trading Symbol	MOTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Municipal Opportunities Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$96	0.97%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Investor Shares returned -1.26%.
  In comparison, the S&P Municipal Bond Index (the “Index”) returned 0.44% for the same period.
What affected the Fund’s performance?
  Front-end muni yields rallied more than longer maturities on moderating inflation and rate-cut expectations. Heavy new issue supply pressured longer maturities, contributing to bear steepening beyond 10 years.
  A higher coupon profile buffered higher rates and was slightly positive versus the Index. Hedging strategies also helped, as did overweight exposure to IDR/PCR bonds and municipal bond rate locks.
  Significantly overweight exposure to longer-dated securities was the main detractor from the Fund’s relative performance, as the return gap between 5-year bonds and 22+ year bonds exceeded 7.5%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Investor Shares to a hypothetical investment of $10,000 made in each of the S&P Municipal Bond Index (a broad-based index) and Bloomberg U.S. Municipal Bond Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

**	Effective as of August 31, 2024, changes were made to the fund's performance benchmarks. Performance of the Bloomberg U.S. Municipal Bond Index will not be shown in the future.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Investor Shares	-1.26%	0.84%	2.40%
S&P Municipal Bond Index (broad-based index)*	0.44%	0.65%	2.28%
Bloomberg U.S. Municipal Bond Index**	0.08%	0.40%	2.18%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

**	Effective as of August 31, 2024, changes were made to the fund's performance benchmarks. Performance of the Bloomberg U.S. Municipal Bond Index will not be shown in the future.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Net Assets	$ 1,931,000,000
Holdings Count | Holding	727
Advisory Fees Paid, Amount	$ 10,408,075
Investment Company Portfolio Turnover	45.11%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,931	727	$10,408,075	45.11%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/25 ) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  The Board of Trustees of BNY Mellon Funds Trust (the “Trust”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of BNY Mellon Municipal Opportunities Fund (the “Fund”), and BNY Mellon ETF Trust II, on behalf of BNY Mellon Municipal Opportunities ETF (the “Acquiring ETF”). If approved by Fund shareholders, the Fund, which is currently operated as a mutual fund, will be converted into an exchange-traded fund (“ETF”) through its reorganization with and into the Acquiring ETF. Accordingly, if the reorganization is approved by Fund shareholders, the Fund will transfer its assets to the Acquiring ETF, in exchange for whole shares of the Acquiring ETF and the assumption by the Acquiring ETF of the Fund’s liabilities. If shareholders approve the Reorganizations, each Fund is expected to be converted from a mutual fund to an ETF on or about January 9, 2026. For more information, please refer to prospectus/proxy statement filed September 17, 2025.
  Effective October 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to a sub-investment advisory agreement between the Adviser and INA. For more information, please refer to the supplement filed September 17, 2025.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on September 17, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on September 17, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
C000110248 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Corporate Bond Fund
Class Name	Investor Shares
Trading Symbol	BYMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Corporate Bond Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$87	0.85%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Investor Shares returned 5.27%.
  In comparison, the Bloomberg U.S. Intermediate Credit Index (the “Index”) returned 5.57% for the same period.
What affected the Fund’s performance?
  Corporate bonds outperformed Treasuries, with the Index returning 5.57% versus 4.25% for intermediate Treasuries, supported by extra carry and modest spread tightening.
  The Fund’s BBB and high-yield exposures supported relative performance, as bonds rated BBB and high yield outperformed those rated A and AA.
  Fund performance also benefited from strong returns in select issuers and sectors, including BB-rated PEMEX (+10%), brokerage (+7.47%), transportation including Ford EETCs (+7.22%) and banking (+7.18%).
  Longer (20–30 year) holdings, about 5.5% of the Fund, detracted from performance as 20+ year Treasuries declined, overwhelming stronger excess returns versus intermediate maturities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Investor Shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Aggregate Bond Index (a broad-based index) and Bloomberg U.S. Intermediate Credit Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Investor Shares	5.27%	1.75%	3.47%
Bloomberg U.S. Aggregate Bond Index (broad-based index)	3.14%	-0.68%	1.80%
Bloomberg U.S. Intermediate Credit Index	5.57%	1.43%	2.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/us/en/intermediary/products/bny-mellon.html.
Net Assets	$ 415,000,000
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 1,620,360
Investment Company Portfolio Turnover	14.14%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$415	150	$1,620,360	14.14%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/25 ) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  The Board of Trustees of BNY Mellon Funds Trust (the “Trust”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of BNY Mellon Corporate Bond Fund (the “Fund”), and BNY Mellon ETF Trust II, on behalf of BNY Mellon Core Plus ETF (the “Acquiring ETF”). If approved by Fund shareholders, the Fund, which is currently operated as a mutual fund, will be converted into an exchange-traded fund (“ETF”) through its reorganization with and into the Acquiring ETF. Accordingly, if the reorganization is approved by Fund shareholders, the Fund will transfer its assets to the Acquiring ETF, in exchange for whole shares of the Acquiring ETF and the assumption by the Acquiring ETF of the Fund’s liabilities. If shareholders approve the Reorganizations, each Fund is expected to be converted from a mutual fund to an ETF on or about January 9, 2026. For more information, please refer to prospectus/proxy statement filed September 17, 2025.
  Effective October 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to a sub-investment advisory agreement between the Adviser and INA. For more information, please refer to the supplement filed September 17, 2025.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on September 17, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on September 17, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
C000110247 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Corporate Bond Fund
Class Name	Class M
Trading Symbol	BYMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Corporate Bond Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class M shares returned 5.51%.
  In comparison, the Bloomberg U.S. Intermediate Credit Index (the “Index”) returned 5.57% for the same period.
What affected the Fund’s performance?
  Corporate bonds outperformed Treasuries, with the Index returning 5.57% versus 4.25% for intermediate Treasuries, supported by extra carry and modest spread tightening.
  The Fund’s BBB and high-yield exposures supported relative performance, as bonds rated BBB and high yield outperformed those rated A and AA.
  Fund performance also benefited from strong returns in select issuers and sectors, including BB-rated PEMEX (+10%), brokerage (+7.47%), transportation including Ford EETCs (+7.22%) and banking (+7.18%).
  Longer (20–30 year) holdings, about 5.5% of the Fund, detracted from performance as 20+ year Treasuries declined, overwhelming stronger excess returns versus intermediate maturities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Aggregate Bond Index (a broad-based index) and Bloomberg U.S. Intermediate Credit Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class M	5.51%	2.00%	3.72%
Bloomberg U.S. Aggregate Bond Index (broad-based index)	3.14%	-0.68%	1.80%
Bloomberg U.S. Intermediate Credit Index	5.57%	1.43%	2.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/us/en/intermediary/products/bny-mellon.html.
Net Assets	$ 415,000,000
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 1,620,360
Investment Company Portfolio Turnover	14.14%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$415	150	$1,620,360	14.14%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/25 ) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  The Board of Trustees of BNY Mellon Funds Trust (the “Trust”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of BNY Mellon Corporate Bond Fund (the “Fund”), and BNY Mellon ETF Trust II, on behalf of BNY Mellon Core Plus ETF (the “Acquiring ETF”). If approved by Fund shareholders, the Fund, which is currently operated as a mutual fund, will be converted into an exchange-traded fund (“ETF”) through its reorganization with and into the Acquiring ETF. Accordingly, if the reorganization is approved by Fund shareholders, the Fund will transfer its assets to the Acquiring ETF, in exchange for whole shares of the Acquiring ETF and the assumption by the Acquiring ETF of the Fund’s liabilities. If shareholders approve the Reorganizations, each Fund is expected to be converted from a mutual fund to an ETF on or about January 9, 2026. For more information, please refer to prospectus/proxy statement filed September 17, 2025.
  Effective October 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to a sub-investment advisory agreement between the Adviser and INA. For more information, please refer to the supplement filed September 17, 2025.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on September 17, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on September 17, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html

[1]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[2]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[3]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[4]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[5]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[6]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[7]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[8]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[9]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[10]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[11]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[12]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[13]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[14]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.